                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-5843

                     (Investment Company Act File Number)

                           Cash Trust Series, Inc.
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 5/31/04

             Date of Reporting Period: Six months ended 11/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0004	0.0058	0.0174	0.0506	0.0455	0.0422
Less Distributions:
Distributions from net investment income	(0.0004)	(0.0058)	(0.0174)	(0.0506)	(0.0455)	(0.0422)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.58%	1.75%	5.18%	4.65%	4.30%

Ratios to Average Net Assets:

Expenses	1.04%[2]	1.05%	1.05%	1.04%	1.01%	1.00%

Net investment income	0.08%[2]	0.59%	1.74%	4.96%	4.54%	4.22%

Expense waiver/reimbursement[3]	0.08%[2]	0.04%	0.01%	0.02%	0.10%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$517,194	$590,024	$663,299	$785,978	$582,519	$649,081

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--50.7%
$11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.995% - 1.020%, 12/1/2003 - 12/8/2003	$10,999,070
27,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.975% - 1.020%, 12/11/2003 - 1/7/2004	26,995,652
12,425,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 4/15/2004 - 11/15/2004	12,485,437
52,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.058% - 1.140%, 1/8/2004 - 5/5/2004	52,374,541
18,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.107% - 1.125%, 12/9/2003 - 2/7/2004	18,000,000
7,000,000		Federal Home Loan Mortgage Corp. Notes, 1.350% - 5.250%, 2/15/2004 - 11/15/2004	7,017,773
41,115,000	[2]	Federal National Mortgage Association Discount Notes, 0.980% - 1.150%, 12/31/2003 - 5/12/2004	41,008,257
72,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.980% - 1.070%, 12/18/2003 -- 1/28/2004	71,980,126
21,500,000		Federal National Mortgage Association Notes, 1.250% - 5.125%, 2/13/2004 - 12/8/2004	21,529,753

		TOTAL U.S. GOVERNMENT AGENCIES	262,390,609

		REPURCHASE AGREEMENTS--49.3%
22,000,000		Interest in $800,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.080%, dated 11/28/2003, to be repurchased at $22,001,980 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 7/15/2032	22,000,000
22,000,000		Interest in $1,200,000,000 joint repurchase agreement with Banc One Capital Markets Inc., 1.080%, dated 11/28/2003, to be repurchased at $22,001,980 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 5/25/2033	22,000,000
20,901,000		Interest in $1,410,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.030%, dated 11/28/2003, to be repurchased at $20,902,794 on 12/1/2003, collateralized by U.S. Treasury Securities with various maturities to 4/15/2029	20,901,000
22,000,000		Interest in $1,310,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.080%, dated 11/28/2003, to be repurchased at $22,001,980 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 8/6/2038	22,000,000
22,000,000		Interest in 200,000,000 joint repurchase agreement with Bear Stearns and Cos., Inc., 1.080%, dated 11/28/2003, to be repurchased at $22,001,980 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 11/25/2033	22,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$22,000,000		Interest in $1,300,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.080%, dated 11/28/2003, to be repurchased at $22,001,980 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 11/20/2033	$22,000,000
22,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets Inc., 1.070%, dated 11/28/2003, to be repurchased at $22,001,962 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 10/25/2033	22,000,000
22,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities Inc., 1.070%, dated 11/28/2003, to be repurchased at $22,001,962 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 10/1/2033	22,000,000
8,000,000	[3]	Interest in $280,000,000 joint repurchase agreement with Morgan Stanley and Co., Inc., 1.060%, dated 10/9/2003, to be repurchased at $8,021,200 on 1/8/2004, collateralized by U.S. Government Obligations with various maturities to 8/15/2033	8,000,000
14,000,000		Interest in $300,000,000 joint repurchase agreement with Morgan Stanley and Co., Inc.. 1.080%, dated 11/28/2003, to be repurchased at $14,001,260 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 10/15/2033	14,000,000
8,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with UBS Warburg LLC, 1.07% dated 10/16/2003, to be repurchased at $8,021,400 on 1/15/2004, collateralized by U. S. Government Obligations with various maturities to 9/15/2033	8,000,000
28,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.080%, dated 11/28/2003, to be repurchased at $28,002,520 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 8/15/2033	28,000,000
22,000,000		Interest in $300,000,000 joint repurchase agreement with West LB AG, 1.080%, dated 11/28/2003, to be repurchased at $22,001,980 on 12/1/2003, collateralized by U.S. Government Obligations with various maturities to 10/1/2042	22,000,000

		TOTAL REPURCHASE AGREEMENTS	254,901,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[4]	517,291,609

		OTHER ASSETS AND LIABILITIES -- NET--0.0%	(97,110)

		TOTAL NET ASSETS--100%	$517,194,499

1 Denotes variable rate securities which show current rate and next demand date.

2 These issues show the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$254,901,000
Investments in securities	262,390,609

Total investments in securities, at amortized cost and value		$517,291,609
Income receivable		361,370
Receivable for shares sold		1,249,936

TOTAL ASSETS		518,902,915

Liabilities:
Payable for shares redeemed	1,234,892
Income distribution payable	7,721
Payable to bank	193,402
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	112,901
Payable for Directors'/Trustees' fees	601
Payable for portfolio accounting fees (Note 4)	8,698
Payable for distribution services fee (Note 4)	43,838
Payable for shareholder services fee (Note 4)	105,175
Accrued expenses	1,188

TOTAL LIABILITIES		1,708,416

Net assets for 517,196,318 shares outstanding		$517,194,499

Net Assets Consist of:
Paid in capital		$517,196,318
Distributions in excess of net investment income		(1,819)

TOTAL NET ASSETS		$517,194,499

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$517,194,499 ÷ 517,196,318 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$3,178,144

Expenses:
Investment adviser fee (Note 4)		$1,418,037
Administrative personnel and services fee (Note 4)		215,333
Custodian fees		20,218
Transfer and dividend disbursing agent fees and expenses (Note 4)		328,983
Directors'/Trustees' fees		3,661
Auditing fees		5,589
Legal fees		2,489
Portfolio accounting fees (Note 4)		49,376
Distribution services fee (Note 4)		283,607
Shareholder services fee (Note 4)		709,018
Share registration costs		100,060
Printing and postage		18,599
Insurance premiums		1,146
Taxes		22,274
Miscellaneous		1,385

TOTAL EXPENSES		3,179,775

Waivers (Note 4):
Waiver of investment adviser fee	$(166,860)
Waiver of administrative personnel and services fee	(1,622)
Waiver of transfer and dividend disbursing agent fees and expenses	(19,520)
Waiver of shareholder services fee	(34,106)

TOTAL WAIVERS		(222,108)

Net expenses			2,957,667

Net investment income			$220,477

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$220,477	$4,165,927

Distributions to Shareholders:
Distributions from net investment income	(222,075)	(4,166,148)

Share Transactions:
Proceeds from sale of shares	843,118,749	2,421,603,767
Net asset value of shares issued to shareholders in payment of distributions declared	214,721	3,562,193
Cost of shares redeemed	(916,161,499)	(2,498,440,447)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,828,029)	(73,274,487)

Change in net assets	(72,829,627)	(73,274,708)

Net Assets:
Beginning of period	590,024,126	663,298,834

End of period (including distributions in excess of net investment income of $(1,819) and $(221), respectively)	$517,194,499	$590,024,126

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $517,196,318. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2003	Year Ended 5/31/2003
Shares sold	843,118,749	2,421,603,767
Shares issued to shareholders in payment of distributions declared	214,721	3,562,193
Shares redeemed	(916,161,499)	(2,498,440,447)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(72,828,029)	(73,274,487)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended November 30, 2003, the fees paid to FAS and FServ were $33,405 and $180,306, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC. FCS may voluntarily choose to waive any portion of its fee. FCS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551204

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0122604 (1/04)

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.005	0.012	0.032	0.029	0.026
Less Distributions:
Distributions from net investment income	(0.001)	(0.005)	(0.012)	(0.032)	(0.029)	(0.026)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.07%	0.51%	1.20%	3.21%	2.92%	2.58%

Ratios to Average Net Assets:

Expenses	1.05%[2]	1.05%	1.05%	1.04%	1.02%	1.01%

Net investment income	0.15%[2]	0.52%	1.16%	3.16%	2.87%	2.57%

Expense waiver/reimbursement[3]	0.07%[2]	0.07%	0.05%	0.03%	0.07%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$400,989	$426,684	$538,236	$508,523	$430,365	$437,451

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7%[1]
		Alabama--2.0%
$3,196,000		Birmingham, AL IDA, IDRB's, (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	$3,196,000
4,800,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	4,800,000

		TOTAL	7,996,000

		Alaska--0.8%
3,000,000		Valdez, AK Marine Terminal, (1994 Series C), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	3,001,248

		Arizona--2.7%
2,250,000		Apache County, AZ IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	2,250,000
750,000		Apache County, AZ IDA, 1983 (Series A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	750,000
725,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	725,000
2,100,000		Gilbert, AZ, (Series 2003B), 2.00% Bonds, 7/1/2004	2,110,921
650,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	650,000
4,000,000		Maricopa County, AZ, IDA, San Fernando Apartments (Series 2003), 1.20% TOBs (Transamerica Life Insurance and Annuity Co.) 6/14/2004	4,000,000
400,000		Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)	400,000

		TOTAL	10,885,921

		Arkansas--3.6%
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
2,050,000		Arkansas Development Finance Authority, (Series B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000
2,100,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	2,100,000
6,500,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	6,500,000
1,645,000		Clark County, AR, (Series 2003), Weekly VRDNs (Alcoa, Inc.)	1,645,000

		TOTAL	14,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--5.0%
$4,375,000		California State, (Series 2003 FR/RI-L19J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	$4,375,000
5,625,000	[2]	California State, RAWs (Series 2003 FR/RI-F11J), 1.10% TOBs (Lehman Brothers Holdings, Inc. SWP), Optional Tender 12/16/2003	5,625,000
3,375,000	[2]	California State, RAWs (Series 2003 FR/RI-F8J), 0.95% TOBs (Lehman Brothers Holdings, Inc. SWP), Mandatory Tender 12/17/2003	3,375,000
5,500,000		California State, RAWs (Series 2003A), 2.00% RANs (Bank of America N.A., Citibank N.A., New York, Goldman Sachs & Co. and Morgan Stanley & Co., Inc. LIQs), 6/16/2004	5,526,238
1,001,138	[2]	Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,001,138

		TOTAL	19,902,376

		Colorado--0.9%
2,750,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC)	2,750,000
775,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/ (Wells Fargo Bank, N.A. LOC)	775,000

		TOTAL	3,525,000

		District of Columbia--1.8%
2,065,000		District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,065,000
5,000,000		District of Columbia, (Series 2002D), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	5,000,000

		TOTAL	7,065,000

		Florida--1.0%
3,800,000		Greater Orlando (FL) Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	3,800,000

		Georgia--5.6%
3,240,000		Franklin County, GA Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York LOC)	3,240,000
1,000,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)	1,000,000
9,500,000		Gwinnett County, GA Housing Authority, (Series 2003), Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)	9,500,000
8,800,000		Savannah, GA EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC)	8,800,000

		TOTAL	22,540,000

		Illinois--4.9%
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A. LOC)	3,000,000
2,225,000		Illinois Development Finance Authority, IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank N.A., Cincinnatti LOC)	2,225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--continued
$5,675,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One N.A. (Chicago) LOC)	$5,675,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB, (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One N.A. (Chicago) LOC)	2,630,000
6,275,000	[2]	University of Illinois, MERLOTS (Series 2001-A88), 1.25% TOBs (AMBAC INS)/ (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	6,275,000

		TOTAL	19,805,000

		Indiana--3.8%
1,230,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Lasalle Bank, N.A. LOC)	1,230,000
2,020,000		Huntingburg, IN, (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One N.A. (Chicago) LOC)	2,020,000
1,080,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One N.A. (Chicago) LOC)	1,080,000
1,500,000		Indiana Development Finance Authority, (Series 2002 EDRB), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)	1,500,000
715,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/(Bank One N.A. (Columbus) LOC)	715,000
2,345,000		Miami County, IN, (Series 2001), (Timberland RV Project) Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)	2,345,000
2,490,000		North Manchester, IN, (Series 1997), Weekly VRDNs (Eften, Inc.)/(Comerica Bank LOC)	2,490,000
3,761,000		Valparaiso, IN Community Schools, 2.25% TANs, 12/31/2003	3,763,590

		TOTAL	15,143,590

		Iowa--0.1%
590,000		Iowa Finance Authority, IDRB Weekly VRDNs (V-T Industries, Inc. Project)/ (Wells Fargo Bank Minnesota N.A. LOC)	590,000

		Kansas--0.8%
3,280,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank N.A., Cincinnatti LOC)	3,280,000

		Kentucky--1.8%
1,500,000		Boyd County, KY, (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.)	1,500,000
1,015,000		Fort Mitchell, KY IDA, 1.45% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 5/1/2004	1,015,000
1,300,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,300,000
1,598,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,598,000
1,900,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	1,900,000

		TOTAL	7,313,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--0.6%
$2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(Bank One N.A. (Chicago) LOC)	$2,500,000

		Maine--1.1%
4,380,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/ (Key Bank, N.A. LOC)	4,380,000

		Maryland--2.9%
1,905,000		Ann Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/ (Mellon Bank N.A., Pittsburgh LOC)	1,905,000
925,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	925,000
1,780,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,780,000
2,000,000		Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000
1,805,000		Maryland State Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,805,000
525,000		Maryland State Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	525,000
2,500,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	2,500,000

		TOTAL	11,440,000

		Massachusetts--2.0%
3,000,000		Fitchburg, MA, 2.00% BANs, 10/22/2004	3,021,172
4,830,000		Haverhill, MA, 3.00% BANs (Fleet National Bank LOC), 12/5/2003	4,830,809

		TOTAL	7,851,981

		Minnesota--1.6%
1,480,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,480,000
1,700,000		Minnesota State Higher Education Coordinating Board, 1992 (Series A), Weekly VRDNs (U.S. Bank N.A., Cincinnatti LIQ)	1,700,000
540,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	540,000
650,000		Plymouth, MN, (Series 1998), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	650,000
1,520,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,520,000
405,000		White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	405,000

		TOTAL	6,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--1.9%
$2,750,000		Mississippi Business Finance Corp., (Series 1998), Weekly VRDNs (American Metal Sales, Inc.)/(Wells Fargo Bank, N.A. LOC)	$2,750,000
1,945,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	1,945,000
2,955,000	[2]	Mississippi Home Corp., Roaring Forks Certificates (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	2,955,000

		TOTAL	7,650,000

		Missouri--0.8%
3,100,000		Kansas City, MO IDA, (Series 2001B), Weekly VRDNs (Ridgeview Heights Apartments)/(U.S. Bank N.A., Cincinnatti LOC)	3,100,000

		Multi State--10.1%
3,781,500		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,781,500
7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	7,000,000
13,009,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	13,009,000
6,890,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs)	6,890,000
3,085,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,085,000
3,210,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,210,000
3,446,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-10), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)	3,446,000

		TOTAL	40,421,500

		Nevada--1.0%
4,000,000		Clark County, NV, (Series 1997A), 1.15% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 12/1/2003	4,000,000

		New York--1.0%
4,000,000		New York City, NY, (1995 Series A), 7.00% Bonds, 8/1/2004	4,151,062

		North Carolina--1.5%
3,905,000		Durham, NC Housing Authority Weekly VRDNs (Fayette Place Apartments)/(Bank of America N.A. LOC)	3,905,000
2,000,000		North Carolina Medical Care Commission, (Series 2001A), Weekly VRDNs (Moses H. Cone Memorial)	2,000,000

		TOTAL	5,905,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Dakota--1.1%
$600,000		Fargo, ND, Variable Rate Demand IDRB's (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	$600,000
3,990,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	3,990,000

		TOTAL	4,590,000

		Ohio--9.0%
2,000,000		Barberton, OH, 2.00% BANs, 12/4/2003	2,000,089
2,000,000		Belmont County, OH, (Third Series), 1.40% BANs, 3/17/2004	2,001,499
2,000,000		Cuyahoga County, OH Health Care Facilities, (Series 2001), Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	2,000,000
3,100,000		Fairborn, OH, 1.30% BANs, 7/15/2004	3,104,743
2,725,000		Garfield Heights, OH City School District, 1.85% BANs, 1/22/2004	2,726,335
8,100,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A), Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(J.P. Morgan Chase Bank LOC)	8,100,000
3,250,000		Lakewood, OH City School District, 1.50% BANs, 3/16/2004	3,254,194
3,760,000		Mansfield, OH, Justice Center (Series 2003), 1.70% BANs, 3/4/2004	3,765,051
1,813,000		Maple Heights, OH City School District, 1.35% BANs, 4/30/2004	1,813,660
3,700,000		Mason, OH, Road Improvements, 1.39% BANs, 5/27/2004	3,704,433
435,000		Ohio State, IDR (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/ (National City Bank, Ohio LOC)	435,000
2,000,000		Perrysburg, OH, 1.50% BANs, 6/17/2004	2,004,297
1,300,000		Ross County, OH, 1.40% BANs, 6/3/2004	1,301,751

		TOTAL	36,211,052

		Oklahoma--1.5%
50,000		Adair County, OK IDA, (Series B), Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank N.A. LOC)	50,000
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	2,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips)	2,500,000
1,500,000		Oklahoma Development Finance Authority, 1.25% TOBs (Simmons Poultry Farms)/(Harris Trust & Savings Bank, Chicago LOC), Optional Tender 2/2/2004	1,500,000

		TOTAL	6,050,000

		Oregon--0.5%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC)	1,000,000

		TOTAL	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--0.2%
$895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC)	$895,000

		Rhode Island--0.9%
3,740,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,740,000

		South Carolina--2.3%
2,200,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	2,200,000
4,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	4,500,000
2,000,000		Berkeley County, SC IDB, (Series 1998), Weekly VRDNs (Nucor Corp.)	2,000,000
485,000		South Carolina Jobs-EDA, EDRB (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	485,000

		TOTAL	9,185,000

		Tennessee--3.6%
545,000		Benton County TN IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	545,000
800,000		Chattanooga, TN IDB, Industrial Development Variable Rate Demand Revenue Bonds, (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	800,000
1,215,000		Chattanooga, TN IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,215,000
1,600,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	1,600,000
260,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	260,000
2,600,000		Jackson, TN IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham LOC)	2,600,000
350,000		Knox County, TN IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	350,000
7,200,000		Roane, TN IDB, (Series 1982), Monthly VRDNs (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank NV, Amsterdam LOC)	7,200,000

		TOTAL	14,570,000

		Texas--12.7%
3,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.30% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	3,000,000
1,000,000		Brazos Harbor, TX Industrial Development Corp., (Series 2003), 1.375% TOBs (ConocoPhillips), Mandatory Tender 8/1/2004	1,000,000
1,000,000		Dallas-Fort Worth, TX International Airport, Roaring Forks (Series 2003-4), Weekly VRDNs (FSA, MBIA Insurance Corp. INS and Bank of New York LIQs)	1,000,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.20% TOBs (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	$3,000,000
4,000,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.07% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/21/2004	4,000,000
1,210,000		Tarrant County, TX IDC Weekly VRDNs (Holden Business Forms)/(Lasalle Bank, N.A. LOC)	1,210,000
4,976,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.25% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 3/11/2004	4,976,000
2,615,000	[2]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), 1.30% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/18/2004	2,615,000
8,000,000		Texas State, 2.00% TRANs, 8/31/2004	8,050,645
12,000,000		Texas State, TRANs (Series 2003 FR/RI-L37J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	12,000,000

		TOTAL	50,851,645

		Utah--0.6%
2,500,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/ (Key Bank, N.A. LOC)	2,500,000

		Virginia--3.0%
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.21% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2004	4,000,000
5,000,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	5,000,000
1,100,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	1,100,000
985,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	985,000
965,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	965,000

		TOTAL	12,050,000

		Washington--2.2%
5,325,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS (Series 2001-A116), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	5,325,000
3,590,000		Port of Seattle, WA, Floater Certificates, (Series 2001-802), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	3,590,000

		TOTAL	8,915,000

		West Virginia--0.6%
2,575,000		South Charleston, WV, PT-1637 Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,575,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--2.2%
$4,015,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/ (Marshall & Ilsley Bank, Milwaukee LOC)	$4,015,000
815,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/ (Bank One N.A. (Chicago) LOC)	815,000
3,575,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,575,000
440,000		Waukesha, WI, IDRB (Series 1995), Weekly VRDNs (Weldall Manufacturing Inc. Project)/(Bank One N.A. (Chicago) LOC)	440,000

		TOTAL	8,845,000

		TOTAL INVESTMENTS--99.7% (AT AMORTIZED COST)[3]	399,814,375

		OTHER ASSETS AND LIABILITIES -- NET--0.3%	1,174,887

		TOTAL NET ASSETS--100%	$400,989,262

Securities that are subject to the federal alternative minimum tax (AMT) represent 60.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.01%	3.99%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At November 30, 2003, these securities amounted to $42,147,138 which represents 10.5% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
RAWs	--Revenue Anticipation Warrants
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$399,814,375
Cash		210,216
Income receivable		1,271,495
Receivable for shares sold		2,595,761

TOTAL ASSETS		403,891,847

Liabilities:
Payable for shares redeemed	$2,556,935
Income distribution payable	20,349
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	141,241
Payable for Directors'/Trustees' fees	415
Payable for portfolio accounting fees (Note 5)	7,244
Payable for distribution services fee (Note 5)	33,842
Payable for shareholder services fee (Note 5)	84,603
Accrued expenses	57,956

TOTAL LIABILITIES		2,902,585

Net assets for 400,996,059 shares outstanding		$400,989,262

Net Assets Consist of:
Paid in capital		$400,993,763
Accumulated net realized loss on investments		(4,081)
Distributions in excess of net investment income		(420)

TOTAL NET ASSETS		$400,989,262

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$400,989,262 ÷ 400,996,059 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$2,564,912

Expenses:
Investment adviser fee (Note 5)		$1,073,470
Administrative personnel and services fee (Note 5)		163,040
Custodian fees		10,329
Transfer and dividend disbursing agent fees and expenses (Note 5)		218,903
Directors'/Trustees' fees		2,532
Auditing fees		5,768
Legal fees		2,819
Portfolio accounting fees (Note 5)		41,267
Distribution services fee (Note 5)		214,694
Shareholder services fee (Note 5)		536,735
Share registration costs		96,182
Printing and postage		17,990
Insurance premiums		997
Taxes		27,174
Miscellaneous		1,395

TOTAL EXPENSES		2,413,295

Waivers (Note 5):
Waiver of investment adviser fee	$(132,599)
Waiver of administrative personnel and services fee	(1,252)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,637)
Waiver of shareholder services fee	(11,667)

TOTAL WAIVERS		(160,155)

Net expenses			2,253,140

Net investment income			311,772

Net realized loss on investments			(975)

Change in net assets resulting from operations			$310,797

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$311,772	$2,571,944
Net realized loss on investments	(975)	(3,106)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	310,797	2,568,838

Distributions to Shareholders:
Distributions from net investment income	(312,146)	(2,571,990)

Share Transactions:
Proceeds from sale of shares	550,054,207	1,422,435,594
Net asset value of shares issued to shareholders in payment of distributions declared	332,046	2,423,462
Cost of shares redeemed	(576,079,676)	(1,536,407,530)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,693,423)	(111,548,474)

Change in net assets	(25,694,772)	(111,551,626)

Net Assets:
Beginning of period	426,684,034	538,235,660

End of period (including distributions in excess of net investment income of $(420) and $(46), respectively)	$400,989,262	$426,684,034

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $400,993,763. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2003		Year Ended 5/31/2003
	Shares	Amount	Shares	Amount
Shares sold	550,054,207	$550,054,207	1,422,435,594	$1,422,435,594
Shares issued to shareholders in payment of distributions declared	332,046	332,046	2,423,393	2,423,462
Shares redeemed	(576,079,676)	(576,079,676)	(1,536,405,165)	(1,536,407,530)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(25,693,423)	$(25,693,423)	(111,546,178)	$(111,548,474)

4. FEDERAL TAX INFORMATION

At May 31, 2003, the Fund had a capital loss carryforward of $3,106, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below.

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended November 30, 2003, the fees paid to FAS and FServ were $25,787 and $136,001, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended November 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $406,180,000 and $592,465,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551303

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0122605 (1/04)

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.007	0.019	0.052	0.047	0.044
Less Distributions:
Distributions from net investment income	(0.001)	(0.007)	(0.019)	(0.052)	(0.047)	(0.044)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.08%	0.69%	1.95%	5.34%	4.81%	4.46%

Ratios to Average Net Assets:

Expenses	1.05%[2]	1.05%	1.05%	1.04%	1.01%	1.00%

Net investment income	0.16%[2]	0.70%	1.94%	5.18%	4.73%	4.36%

Expense waiver/reimbursement[3]	0.03%[2]	0.03%	0.02%	0.06%	0.14%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,797,910	$5,008,970	$5,621,516	$6,151,845	$5,061,010	$4,728,448

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
		Finance - Automotive--1.2%
$12,657,947		Capital One Prime Auto Receivables Trust 2003-2, Class A1, 1.138%, 9/15/2004	$12,657,948
12,000,000		DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	12,000,000
1,288,381		Household Automotive Trust 2003-1, Class A1, 1.240%, 5/17/2004	1,288,381
4,511,420		Nissan Auto Receivables Owner Trust 2003-B, Class A1, 1.169%, 6/15/2004	4,511,420
25,000,000		WFS Financial 2003-4 Owner Trust, Class A1, 1.140%, 11/22/2004	25,000,000

		TOTAL	55,457,749

		Finance - Equipment--0.2%
9,777,038		CIT Equipment Collateral 2003-EF1, Class A1, 1.139%, 10/15/2004	9,777,038

		Insurance--0.0%
1,875,955		Onyx Acceptance Auto Owner Trust 2003-C, Class A1, (Insured by XL Capital Assurance Inc.), 1.080%, 8/16/2004	1,875,955

		TOTAL ASSET-BACKED SECURITIES	67,110,742

		CERTIFICATES OF DEPOSIT--7.5%
		Banking--7.5%
10,000,000		Abbey National Treasury Services PLC, 1.350%, 4/19/2004	10,000,000
51,500,000		BNP Paribas SA, 1.142% - 1.295%, 3/3/2004 - 7/26/2004	51,497,620
149,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.100% - 1.130%, 12/9/2003 - 2/23/2004	149,000,000
40,000,000		Credit Agricole Indosuez, 1.240% - 1.330%, 4/26/2004 - 8/4/2004	39,997,702
20,000,000		Huntington National Bank, Columbus, OH, 1.160%, 2/17/2004	20,000,000
6,000,000		Regions Bank, Alabama, 1.260%, 8/31/2004	6,000,000
10,000,000		Royal Bank of Canada, Montreal, 1.455%, 11/12/2004	9,998,575
45,000,000		Svenska Handelsbanken, Stockholm, 1.250% - 1.265%, 3/19/2004 - 4/13/2004	45,007,423
30,000,000		Washington Mutual Bank, 1.130%, 2/10/2004	30,000,000

		TOTAL CERTIFICATES OF DEPOSIT	361,501,320

		COLLATERALIZED LOAN AGREEMENTS--10.8%
		Banking--8.7%
100,000,000		Deutsche Bank Securities, Inc., 1.193%, 12/1/2003	100,000,000
56,000,000		Greenwich Capital Markets, Inc., 1.188%, 12/1/2003	56,000,000
89,500,000		HSBC Securities, Inc., 1.163% - 1.213%, 12/1/2003	89,500,000
100,000,000		J.P. Morgan Securities, Inc., 1.163%, 12/1/2003	100,000,000
75,000,000		Wachovia Securities, Inc., 1.163%, 12/1/2003	75,000,000

		TOTAL	420,500,000

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Brokerage--2.1%
$50,000,000		Merrill Lynch, Pierce, Fenner and Smith, 1.143%, 12/1/2003	$50,000,000
50,000,000		Morgan Stanley & Co., Inc., 1.143%, 12/1/2003	50,000,000

		TOTAL	100,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	520,500,000

		COMMERCIAL PAPER--23.0%[1]
		Banking--5.9%
83,149,000		Bavaria TRR Corp, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.120%, 1/15/2004 - 1/26/2004	83,029,511
48,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.080% - 1.100%, 12/11/2003 - 2/4/2004	47,960,217
30,000,000		Citicorp, 1.070%, 12/18/2003	29,984,842
10,000,000		Fountain Square Commercial Funding Corp., 1.090%, 12/23/2003	9,993,339
40,000,000		HBOS Treasury Services PLC, 1.130%, 3/15/2004 - 3/19/2004	39,865,028
50,000,000		Tulip Funding Corp., 1.090%, 12/1/2003	50,000,000
22,500,000		Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 1.150%, 4/21/2004	22,397,938

		TOTAL	283,230,875

		Consumer Products--0.4%
20,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.310%, 2/17/2004	19,943,233

		Entertainment--0.8%
37,000,000		Walt Disney Co., 1.150% - 1.170%, 1/7/2004 - 2/6/2004	36,944,321

		Finance - Automotive--3.3%
48,900,000		DaimlerChrysler North America Holding Corp., 1.300%, 1/6/2004	48,836,430
25,000,000		FCAR Auto Loan Trust, A1+/P1 Series, 1.100%, 3/12/2004	24,922,083
49,700,000		Ford Motor Credit Co., 1.290% - 1.300%, 12/5/2003 - 12/16/2003	49,677,801
35,000,000		New Center Asset Trust, A1/P1 Series, 1.080%, 12/12/2003	34,988,450

		TOTAL	158,424,764

		Finance - Commercial--5.6%
20,000,000		CIT Group, Inc., 1.110%, 2/2/2004	19,961,150
10,000,000		Edison Asset Securitization LLC, 1.100%, 3/15/2004	9,967,917
50,000,000		GE Capital International Funding, Inc., (Guaranteed by General Electric Capital Corp.), 1.110%, 3/10/2004	49,845,833
137,550,000		Paradigm Funding LLC, 1.110% - 1.120%, 1/12/2004 - 1/26/2004	137,343,353
25,000,000		PREFCO-Preferred Receivables Funding Co., 1.100%, 2/11/2004	24,945,000
25,000,000		Yorktown Capital LLC, 1.095%, 1/15/2004	24,965,781

		TOTAL	267,029,034

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Equipment--0.2%
$8,900,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.200%, 1/21/2004	$8,884,870

		Finance - Retail--0.7%
35,000,000		Countrywide Home Loans, Inc., (Guaranteed by Countrywide Financial Corp.), 1.090%, 12/22/2003 - 12/31/2003	34,975,021

		Finance - Securities--3.9%
20,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.120% - 1.125%, 3/15/2004	19,934,448
12,000,000		Galaxy Funding Inc., 1.090%, 12/10/2003	11,996,730
58,000,000		Georgetown Funding Co. LLC, 1.120% - 1.130%, 1/20/2004	57,909,431
51,500,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.110% - 1.150%, 1/26/2004 - 3/15/2004	51,385,419
44,717,000		Perry Global Funding LLC, (Series A), 1.105% - 1.120%, 1/13/2004 - 3/15/2004	44,615,666

		TOTAL	185,841,694

		Food & Beverage--1.0%
15,100,000		General Mills, Inc., 1.110% - 1.170%, 12/5/2003 -- 1/16/2004	15,094,700
35,000,000		Sara Lee Corp., 1.090%, 12/19/2003 - 12/22/2003	34,978,654

		TOTAL	50,073,354

		Machinery, Equipment, Auto--0.8%
37,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.150% - 1.220%, 12/2/2003 - 2/3/2004	36,960,802

		Retail--0.4%
20,000,000		Home Depot, Inc., 0.930%, 12/16/2003	19,992,250

		TOTAL COMMERCIAL PAPER	1,102,300,218

		CORPORATE NOTES--15.3%
		Banking--0.9%
40,000,000		Deutsche Bank AG, 1.092%, 12/1/2003	40,000,000

		Brokerage--10.3%
125,000,000		Bear Stearns Cos., Inc., 1.212%, 12/1/2003	125,000,000
210,000,000		Goldman Sachs Group, Inc., 1.140% - 1.212%, 12/1/2003 - 3/23/2004	210,000,000
75,000,000		Lehman Brothers Holdings, Inc., 1.212%, 12/1/2003	75,000,000
85,000,000		Merrill Lynch & Co., Inc., 1.212%, 12/1/2003	85,000,000

		TOTAL	495,000,000

		Finance - Securities--3.6%
162,500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.430%, 2/5/2004 -- 10/27/2004	162,497,995
10,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.270%, 10/12/2004	9,999,129

		TOTAL	172,497,124

Principal Amount			Value
		CORPORATE NOTES--continued
		Telecommunications--0.5%
$25,000,000		SBC Communications, Inc., 4.180%, 6/5/2004	$25,373,106

		TOTAL CORPORATE NOTES	732,870,230

		GOVERNMENT AGENCIES--4.3%
38,500,000		Federal Home Loan Bank System, 1.250% - 1.320%, 7/2/2004 -- 8/18/2004	38,500,000
78,000,000		Federal Home Loan Mortgage Corp., 1.107% - 5.250%, 2/15/2004 - 9/9/2005	78,306,423
91,000,000		Federal National Mortgage Association, 1.300% - 1.500%, 2/4/2004 - 11/16/2004	90,959,556

		TOTAL GOVERNMENT AGENCIES	207,765,979

		LOAN PARTICIPATION--1.6%
		Chemicals--0.2%
10,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.120%, 12/5/2003	10,000,000

		Finance - Automotive--0.3%
14,300,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.600%, 12/1/2003	14,300,000

		Finance - Commercial--0.6%
25,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.140%, 5/19/2004	25,700,000

		Finance - Retail--0.5%
25,000,000		Countrywide Home Loans, Inc., 1.100%, 12/23/2003	25,000,000

		TOTAL LOAN PARTICIPATION	75,000,000

		NOTES - VARIABLE--30.4%[2]
		Banking--17.1%
2,660,000		6380 Brackbill Associates, LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	2,660,000
37,500,000		Abbey National Treasury Services PLC, Euro Medium Term Note, 1.180%, 2/17/2004	37,514,114
14,505,000		Alabama Incentives Financing Authority, (Series 1999-C), (SouthTrust Bank of Alabama, Birmingham LOC), 1.150%, 12/4/2003	14,505,000
4,469,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.170%, 12/4/2003	4,469,000
6,200,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 1.240%, 12/4/2003	6,200,000
3,570,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 1.368%, 12/4/2003	3,570,000
3,745,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 1.250%, 12/4/2003	3,745,000
1,130,000		BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.220%, 12/5/2003	1,130,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$75,000,000		Blue Heron Funding III, Inc, (Series 3A), (Guaranteed by WestLB AG), 1.130%, 12/1/2003	$75,000,000
20,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.130%, 12/29/2003	20,000,000
6,430,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.220%, 12/5/2003	6,430,000
1,080,000		Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 1.200%, 12/5/2003	1,080,000
4,100,000		BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 1.250%, 12/4/2003	4,100,000
8,000,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.320%, 12/4/2003	8,000,000
3,058,000		Capital One Funding Corp., (Bank One N.A. (Columbus) LOC), 1.140%, 12/4/2003	3,058,000
7,590,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	7,590,000
1,310,000		Children's Defense Fund, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/2/2003	1,310,000
4,905,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.220%, 12/4/2003	4,905,000
3,540,000		Crane Plastics Siding LLC, (Series 2000), (Bank One N.A. (Chicago) LOC), 1.220%, 12/4/2003	3,540,000
3,850,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/3/2003	3,850,000
1,045,000		Edgefield County, SC, (Series 1997), (Bondex Inc Project), (HSBC Bank USA LOC), 1.350%, 12/4/2003	1,045,000
3,680,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	3,680,000
6,520,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	6,520,000
7,370,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	7,370,000
6,700,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 1.190%, 12/3/2003	6,700,000
1,075,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/3/2003	1,075,000
2,010,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	2,010,000
3,105,000		Great Southern Wood Preserving Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.220%, 12/5/2003	3,105,000
8,405,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 1.130%, 12/4/2003	8,405,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$1,000,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.270%, 12/5/2003	$1,000,000
89,000,000		HBOS Treasury Services PLC, 1.150% - 1.160%, 12/19/2003 -- 2/20/2004	89,009,468
8,205,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 1.220%, 12/5/2003	8,205,000
4,765,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 1.270%, 12/4/2003	4,765,000
5,682,000		Houlihan Brothers Finance Corp., (Series A), (National City Bank, Michigan/Illinois LOC), 1.140%, 12/4/2003	5,682,000
25,000,000		Huntington National Bank, Columbus, OH, 1.070%, 2/12/2004	24,994,979
4,265,000		Iowa 80 Group, Inc., Series 2001, (Wells Fargo Bank, N.A. LOC), 1.240%, 12/2/2003	4,265,000
8,100,000		Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.150%, 12/4/2003	8,100,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.450%, 12/4/2003	2,290,000
3,320,000		Maryland State Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	3,320,000
4,250,000		Maryland State Economic Development Corp., Human Genome Sciences, (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/2/2003	4,250,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/2/2003	50,000,000
4,000,000		Maryland State IDFA, (Kelly Springfield Tire), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.150%, 12/1/2003	4,000,000
334,000		Maryland State IDFA, Human Genome, (Series1994), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.100%, 12/1/2003	334,000
4,065,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 1.420%, 12/4/2003	4,065,000
10,249,000		MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.140%, 12/4/2003	10,249,000
50,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.210%, 12/29/2003	50,000,000
9,000,000		Newton Racquetball Associates, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.268%, 12/3/2003	9,000,000
4,575,000		Northwood Crossing LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 12/4/2003	4,575,000
7,700,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 1.220%, 12/4/2003	7,700,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$8,245,000		PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	$8,245,000
8,655,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	8,655,000
7,500,000		Rt. 206, Inc., (Series 2000), (Commerce Bank NA, Cherry Hill, NJ LOC), 1.320%, 12/4/2003	7,500,000
700,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.170%, 12/4/2003	700,000
23,750,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.270%, 12/4/2003	23,750,000
20,000,000		Societe Generale, Paris, 1.058%, 12/28/2003	19,997,687
3,720,000		Sojourn Project, (Series 1997), (FirstMerit Bank, N.A. LOC), 1.170%, 12/4/2003	3,720,000
9,630,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 1.270%, 12/4/2003	9,630,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.150%, 12/4/2003	1,800,000
4,785,000		Sun Valley, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.220%, 12/5/2003	4,785,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	2,735,000
46,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 1.250%, 12/3/2003	46,200,000
3,065,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 1.270%, 12/4/2003	3,065,000
17,325,000		Union Development Co., (Bank of America N.A. LOC), 1.132%, 12/4/2003	17,325,000
9,527,500		WCN Properties, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.270%, 12/5/2003	9,527,500
102,000,000		Wells Fargo & Co., 1.040% - 1.160%, 12/2/2003 -- 2/3/2004	102,000,000
3,930,000		Woodbury Business Forms, Inc./Carribean Business Forms, (Series 1996) Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 1.500%, 12/4/2003	3,930,000

		TOTAL	821,935,748

		Brokerage--0.9%
40,000,000		Merrill Lynch & Co., Inc., 1.245%, 12/11/2003	40,000,000

		Finance - Automotive--0.6%
30,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.663%, 11/3/2003	29,954,601

Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Finance - Commercial--3.9%
$60,000,000		Compass Securitization LLC, 1.070%, 3/5/2004 - 3/17/2004	$59,996,734
90,500,000		General Electric Capital Corp., 1.150% - 1.200%, 12/9/2003 - 12/17/2003	90,500,000
33,000,000		Paradigm Funding LLC, 1.080%, 2/2/2004	33,000,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller Financial, Inc. LOC), 1.240%, 12/4/2003	3,000,000

		TOTAL	186,496,734

		Finance - Retail--1.9%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.676%, 12/15/2003	31,000,000
22,000,000		American General Finance Corp., 1.340%, 2/6/2004	22,031,114
10,000,000		Countrywide Home Loans, Inc., 1.390%, 12/10/2003	10,000,621
3,500,000		Holmes Financing (No. 7) PLC, A1, 1.080%, 12/15/2003	3,500,000
25,000,000		Sheffield Receivables Corp., 1.080%, 1/20/2004	25,000,000

		TOTAL	91,531,735

		Finance - Securities--2.2%
35,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.055% - 1.075%, 12/1/2003 -- 12/4/2003	34,999,325
55,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.065% - 1.080%, 12/1/2003 - 12/15/2003	54,997,564
16,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.080%, 12/17/2003	15,999,087

		TOTAL	105,995,976

		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, (Series 2000 B), (Federal National Mortgage Association LOC), 1.170%, 12/4/2003	810,000

		Insurance--3.8%
20,000,000		Allstate Life Insurance Co., 1.330%, 2/2/2004	20,000,000
30,000,000		GE Capital Assurance Co., 1.290%, 2/9/2004	30,000,000
10,000,000		GE Life and Annuity Assurance Co., 1.240%, 12/1/2003	10,000,000
33,000,000		Jackson National Life Insurance Co., 1.210%, 12/22/2003	33,000,000
35,000,000		Monumental Life Insurance Co., 1.310%, 3/1/2004	35,000,000
40,000,000		Principal Life Insurance Co., 1.330%, 12/1/2003	40,000,000
15,000,000		Security Life of Denver Insurance Co., 1.260%, 1/23/2004	15,000,000

		TOTAL	183,000,000

		TOTAL NOTES - VARIABLE	1,459,724,794

Shares or Principal Amount			Value
		MUTUAL FUNDS--4.2%
		Asset Management--4.2%
150,000,000		Nations Cash Reserves	$150,000,000
50,000,000		Scudder Money Market Institutional Shares	50,000,000

		TOTAL MUTUAL FUNDS	200,000,000

		REPURCHASE AGREEMENT--1.5%
$71,269,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.080%, dated 11/28/2003, to be repurchased at $71,275,414 on 12/1/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2033	71,269,000

		TOTAL INVESTMENTS--100.0% (AT AMORTIZED COST)[4]	4,798,042,283

		OTHER ASSETS AND LIABILITIES - NET--0.0%	(132,595)

		TOTAL NET ASSETS--100%	$4,797,909,688

1 Each issue shows the rate of discount at the time of purchase of discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shows.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 2003, these securities amounted to $50,000,000 which represents 1.0% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,798,042,283
Income receivable		6,418,296
Receivable for shares sold		21,900,112
Prepaid expenses		213,571

TOTAL ASSETS		4,826,574,262

Liabilities:
Payable for investments purchased	$12,000,000
Payable for shares redeemed	14,188,733
Payable to bank	21,409
Payable for transfer agent and dividend disbursing agent fees and expenses (Note 4)	906,133
Payable for Directors'/Trustees' fees	2,549
Payable for portfolio accounting fees (Note 4)	9,794
Payable for distribution services fee (Note 4)	399,130
Payable for shareholder services fee (Note 4)	997,824
Income distribution payable	139,002

TOTAL LIABILITIES		28,664,574

Net assets for 4,797,924,462 shares outstanding		$4,797,909,688

Net Assets Consist of:
Paid in capital		$4,797,924,462
Distributions in excess of net investment income		(14,774)

TOTAL NET ASSETS		$4,797,909,688

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,797,909,688 ÷ 4,797,924,462 shares outstanding		$1.00

Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$30,529,075

Expenses:
Investment adviser fee (Note 4)		$12,579,148
Administrative personnel and services fee (Note 4)		1,910,663
Custodian fees		132,217
Transfer and dividend disbursing agent fees and expenses (Note 4)		3,267,818
Directors'/Trustees' fees		15,526
Auditing fees		5,770
Legal fees		8,412
Portfolio accounting fees (Note 4)		80,926
Distribution services fee (Note 4)		2,515,830
Shareholder services fee (Note 4)		6,289,574
Share registration costs		138,514
Printing and postage		124,225
Insurance premiums		3,764
Taxes		189,564
Miscellaneous		10,365

TOTAL EXPENSES		27,272,316

Waivers (Note 4):
Waiver of investment adviser fee	$(552,981)
Waiver of administrative personnel and services fee	(14,768)
Waiver of transfer and dividend disbursing agent fees and expenses	(165,080)

TOTAL WAIVERS		(732,829)

Net expenses			26,539,487

Net investment income			$3,989,588

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,989,588	$37,378,257

Distributions to Shareholders:
Distributions from net investment income	(3,977,280)	(37,405,339)

Share Transactions:
Proceeds from sale of shares	5,223,475,448	14,251,305,521
Net asset value of shares issued to shareholders in payment of distributions declared	4,349,370	37,406,696
Cost of shares redeemed	(5,438,897,818)	(14,901,231,186)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(211,073,000)	(612,518,969)

Change in net assets	(211,060,692)	(612,546,051)

Net Assets:
Beginning of period	5,008,970,380	5,621,516,431

End of period (including distributions in excess of net investment income of $(14,774) and $(27,082), respectively)	$4,797,909,688	$5,008,970,380

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distribution

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-ended management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at November 30, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1	9/27/2000	$50,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, there were $12,500,000,000 par value shares ($0.001 share) authorized. Capital paid-in aggregated $4,797,924,462. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2003	Year Ended 5/31/2003
Shares sold	5,223,475,448	14,251,305,521
Shares issued to shareholders in payment of distributions declared	4,349,370	37,406,696
Shares redeemed	(5,438,897,818)	(14,901,231,186)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(211,073,000)	(612,518,969)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid the FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended November 30, 2003, the fees paid to FAS and FServ were $304,137 and $1,591,758, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated") along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551105

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0122606 (1/04)

Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2003

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2003	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0003	0.0051	0.0159	0.0492	0.0438	0.0413
Net realized and unrealized gain (loss) on investments	0.0001	0.0006	0.0007	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.0004	0.0057	0.0166	0.0492	0.0438	0.0413

Less Distributions:
Distributions from net investment income	(0.0003)	(0.0051)	(0.0159)	(0.0492)	(0.0438)	(0.0413)
Distributions from net realized gain on investments	(0.0001)	(0.0006)	(0.0007)	--	--	--

TOTAL DISTRIBUTIONS	(0.0004)	(0.0057)	(0.0166)	(0.0492)	(0.0438)	(0.0413)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.57%	1.67%	5.03%	4.47%	4.21%

Ratios to Average Net Assets:

Expenses	1.03%[2]	1.05%	1.03%	1.04%	1.01%	1.00%

Net investment income	0.04%[2]	0.54%	1.63%	4.91%	4.37%	4.11%

Expense waiver/reimbursement[3]	0.11%[2]	0.05%	--	0.01%	0.04%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$376,006	$491,107	$606,949	$977,293	$850,062	$969,592

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

November 30, 2003 (unaudited)

Principal Amount			Value
		U.S. TREASURY--30.3%
		U.S. Treasury Bills--3.7%[1]
$14,000,000		0.830% - 0.950%, 12/26/2003 -- 1/22/2004	$13,985,233

		U.S. Treasury Notes--26.6%
99,250,000		1.875% - 4.750%, 12/31/2003 -- 11/30/2004	99,870,115

		TOTAL U.S. TREASURY	113,855,348

		REPURCHASE AGREEMENTS--68.6%
15,000,000		Interest in $450,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.030%, dated 11/28/2003, to be repurchased at $15,001,288 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 05/27/2004	15,000,000
15,000,000		Interest in $650,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.040%, dated 11/28/2003, to be repurchased at $15,001,300 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2032	15,000,000
15,000,000		Interest in $600,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.040%, dated 11/28/2003, to be repurchased at $15,001,300 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 12/26/2003	15,000,000
15,000,000		Interest in $750,000,000 joint repurchase agreement with Bank of America LLC, 1.020%, dated 11/28/2003, to be repurchased at $15,001,275 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2031	15,000,000
15,000,000		Interest in $200,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.000%, dated 11/28/2003, to be repurchased at $15,001,250 on 12/1/2003, collateralized by a U.S. Treasury Obligation with maturity of 11/15/2006	15,000,000
36,330,000		Interest in $1,410,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.030%, dated 11/28/2003, to be repurchased at $36,333,118 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 04/15/2029	36,330,000
15,000,000		Interest in $300,000,000 joint repurchase agreement with CIBC World Markets Corp., 1.030%, dated 11/28/2003, to be repurchased at $15,001,288 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2011	15,000,000
15,000,000		Interest in $650,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.030%, dated 11/28/2003, to be repurchased at $15,001,288 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 01/15/2010	15,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 0.980%, dated 10/23/2003, to be repurchased at $25,046,958 on 12/31/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	$25,000,000
15,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.030%, dated 11/28/2003, to be repurchased at $15,001,288 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2027	15,000,000
15,000,000		Interest in $650,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.030%, dated 11/28/2003, to be repurchased at $15,001,288 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 01/01/2008	15,000,000
15,000,000		Interest in $550,000,000 joint repurchase agreement with Societe Generale, London, 1.030%, dated 11/28/2003, to be repurchased at $15,001,288 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2023	15,000,000
4,500,000	[2]	Interest in $150,000,000 joint repurchase agreement with UBS Warburg LLC, 0.990%, dated 10/3/2003, to be repurchased at $4,511,261 on 01/5/2004, collateralized by U.S. Treasury Obligations with various maturities to 02/19/2004	4,500,000
7,000,000	[2]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 0.990%, dated 9/24/2003, to be repurchased at $7,018,288 on 12/29/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2008	7,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.030%, dated 11/28/2003, to be repurchased at $20,001,717 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2012	20,000,000
15,000,000		Interest in $650,000,000 joint repurchase agreement with WestLB AG, 1.040%, dated 11/28/2003, to be repurchased at $15,001,300 on 12/1/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2023	15,000,000

		TOTAL REPURCHASE AGREEMENTS	257,830,000

		TOTAL INVESTMENTS--98.9% (AT AMORTIZED COST)[3]	371,685,348

		OTHER ASSETS AND LIABILITIES - NET--1.1%	4,321,048

		TOTAL NET ASSETS--100%	$376,006,396

1 These issues show the rate of discount at the time of purchase.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$257,830,000
Investments in securities	113,855,348

Total investments in securities, at amortized cost and value		$371,685,348
Receivable for investments sold		4,000,000
Income receivable		1,111,087
Receivable for shares sold		128,652
Prepaid expenses		19,221

TOTAL ASSETS		376,944,308

Liabilities:
Payable for shares redeemed	42,285
Income distribution payable	3,569
Payable to bank	647,994
Payable for transfer and dividend disbursing agent fees and expenses (Note 4)	137,072
Payable for Directors'/Trustees' fees	843
Payable for portfolio accounting fees (Note 4)	8,977
Payable for distribution services fee (Note 4)	31,943
Payable for shareholder services fee (Note 4)	65,229

TOTAL LIABILITIES		937,912

Net assets for 376,004,054 shares outstanding		$376,006,396

Net Assets Consist of:
Paid in capital		$376,004,054
Undistributed net investment income		2,342

TOTAL NET ASSETS		$376,006,396

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$376,006,396 ÷ 376,004,054 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2003 (unaudited)

Investment Income:
Interest			$2,324,682

Expenses:
Investment adviser fee (Note 4)		$1,090,201
Administrative personnel and services fee (Note 4)		165,468
Custodian fees		21,834
Transfer and dividend disbursing agent fees and expenses (Note 4)		245,730
Directors'/Trustees' fees		2,976
Auditing fees		6,041
Legal fees		2,508
Portfolio accounting fees (Note 4)		45,669
Distribution services fee (Note 4)		218,040
Shareholder services fee (Note 4)		545,100
Share registration costs		94,892
Printing and postage		17,796
Insurance premiums		1,040
Taxes		18,281
Miscellaneous		8,469

TOTAL EXPENSES		2,484,045

Waivers (Note 4):
Waiver of investment adviser fee	$(182,757)
Waiver of administrative personnel and services fee	(1,182)
Waiver of shareholder services fee	(59,748)

TOTAL WAIVERS		(243,687)

Net expenses			2,240,358

Net investment income			84,324

Net realized gain on investments			58,270

Change in net assets resulting from operations			$142,594

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2003	Year Ended 5/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$84,324	$3,044,221
Net realized gain on investments	58,270	312,819

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	142,594	3,357,040

Distributions to Shareholders:
Distributions from net investment income	(119,622)	(3,006,581)
Distributions from net realized gain on investments	(58,270)	(312,819)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(177,892)	(3,319,400)

Share Transactions:
Proceeds from sale of shares	628,486,180	1,920,703,731
Net asset value of shares issued to shareholders in payment of distributions declared	181,610	3,045,323
Cost of shares redeemed	(743,732,833)	(2,039,629,084)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(115,065,043)	(115,880,030)

Change in net assets	(115,100,341)	(115,842,390)

Net Assets:
Beginning of period	491,106,737	606,949,127

End of period (including undistributed net investment income of $2,342 and $37,640, respectively)	$376,006,396	$491,106,737

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2003 (unaudited)

1. ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, there was $12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $376,004,054. Transactions in capital stock were as follows:

	Six Months Ended 11/30/2003	Year Ended 5/31/2003
Shares sold	628,486,180	1,920,703,731
Shares issued to shareholders in payment of distributions declared	181,610	3,045,323
Shares redeemed	(743,732,833)	(2,039,629,084)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(115,065,043)	(115,880,030)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the six months ended November 30, 2003, the fees paid to FAS and FServ were $24,341 and $139,945, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551402

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

0122607 (1/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ _______Richard J. Thomas, Principal Financial Officer___
                            (insert name and title)

Date        ______January 27, 2004_____________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ ___J. Christopher Donahue, Principal Executive Officer______

Date        January 27, 2004

By          /S/ ___Richard J. Thomas, Principal Financial Officer______

Date        January 27, 2004